Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classifications and fair values
The following tables show the carrying amounts and fair values of financial assets and financial liabilities.

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total

2023
Financial assets measured at fair value
– Trade receivables from provisional copper sales	18.2	—	—	—	18.2	18.2
– Investments	—	65.7	—	—	65.7	65.7
– Asanko redeemable preference shares	—	99.7	—	—	99.7	99.7
Total	18.2	165.4	—	—	183.6	183.6
Financial assets not measured at fair value
– Environmental trust funds	—	—	109.6	—	109.6	109.6
– Trade and other receivables	—	—	73.3	—	73.3	73.3
– Cash and cash equivalents	—	—	648.7	—	648.7	648.7
Total	—	—	831.6	—	831.6	831.6
Financial liabilities measured at fair value
– Windfall Project – contingent consideration[1]	202.5	—	—	—	202.5	202.5
Total	202.5	—	—	—	202.5	202.5
Financial liabilities not measured at fair value
– Borrowings	—	—	—	1,236.5	1,236.5	1,249.9
– Windfall Project – exploration consideration	—	—	—	42.9	42.9	42.9
– Trade and other payables	—	—	—	532.4	532.4	532.4
– Lease liabilities	—	—	—	436.4	436.4	436.4
Total	—	—	—	2,248.2	2,248.2	2,261.6
[1] The Group elected to capitalise fair value movements in the contingent consideration to the equity accounted investee. Refer note 17.
	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total

2022
Financial assets measured at fair value
– Environmental trust funds	2.9	—	—	—	2.9	2.9
– Trade receivables from provisional copper sales	29.6	—	—	—	29.6	29.6
– Investments	—	34.5	—	—	34.5	34.5
– Asanko redeemable preference shares	—	60.3	—	—	60.3	60.3
Total	32.5	94.8	—	—	127.3	127.3
Financial assets not measured at fair value
– Environmental trust funds	—	—	95.9	—	95.9	95.9
– Loan advanced – contractor	—	—	23.4	—	23.4	23.4
– Trade and other receivables	—	—	42.2	—	42.2	42.2
– Cash and cash equivalents	—	—	769.4	—	769.4	769.4
Total	—	—	930.9	—	930.9	930.9
Financial liabilities not measured at fair value
– Borrowings	—	—	—	1,079.3	1,079.3	1,089.6
– Trade and other payables	—	—	—	501.2	501.2	501.2
– Lease liabilities	—	—	—	394.2	394.2	394.2
Total	—	—	—	1,974.7	1,974.7	1,985.0
40.Financial instruments continued
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Trade and other receivables, trade and other payables and cash and cash equivalents
The carrying amounts approximate fair values due to the short maturity of these instruments.
Loan advanced – contractor
The fair value of the loan advanced to contractor approximates the carrying amount, determined using the discounted cash flow method using market related interest rates.
Investments and redeemable preference shares
The fair value of publicly traded instruments (listed investments) is based on quoted market values. Asanko redeemable preference shares are accounted for at fair value based on the expected cash flows set out in note 17.
Oil, gold, copper and foreign exchange derivative contracts
The fair values of these contracts are determined by using the applicable valuation models for each instrument type with the key inputs being forward prices, interest rates and volatilities.
Environmental trust funds
The environmental trust funds are measured at fair value through profit or loss and amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
Borrowings
The five-year notes and the 10-year notes (2022: the five-year notes and the 10-year notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method using market related interest rates.
Windfall Project – contingent and exploration considerations n
The values are based on the expected cash flows of the respective considerations. Refer notes 17(c) and (d) for the key inputs used in the valuation of the values.
Fair value hierarchy
The Group has the following hierarchy for measuring the fair value of assets and liabilities at the reporting date:
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2
Inputs other than quoted prices in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3
Inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers during the years ended 31 December 2023 and 2022.
Notes to the consolidated financial statements continued
for the year ended 31 December 2023
40.Financial instruments continued
The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2023				2022
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Financial assets measured at fair value
Environmental trust funds	—	—	—	—	2.9	—	2.9	—
Trade receivables from provisional copper sales	18.2	—	18.2	—	29.6	—	29.6	—
Investments – listed	65.7	65.7	—	—	34.5	34.5	—	—
Asanko redeemable preference shares	99.7	—	—	99.7	60.3	—	—	60.3
Financial assets not measured at fair value
Environmental trust funds	109.6	—	109.6	—	95.9	—	95.9	—
Loan advanced – contractor	—	—	—	—	23.4		—	23.4
Financial liabilities measured at fair value
Windfall Project – contingent consideration	202.5	—	—	202.5	—	—	—	—
Financial liabilities not measured at fair value
Borrowings	1,249.9	1,010.5	—	239.4	1,089.6	1,006.1	—	83.5
Environmental trust funds
The environmental trust funds are measured at fair value through profit or loss and amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
Trade receivables from provisional copper sales
Valued using quoted market prices based on the forward London Metal Exchange (“LME”) and, as such, is classified within level 2 of the fair value hierarchy.
Listed investments
Comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets.
Asanko redeemable preference shares
The fair value is based on the expected cash flows of the Asanko Gold Mine based on the life-of-mine model. Refer to note 20 for key inputs.
Windfall Project – contingent consideration
The fair values are based on the expected cash flows of the respective considerations. Refer note 17 for the key inputs used in the valuation of the fair values.
Borrowings
The 5-year notes and the 10-year notes (2022: the 5-year notes and the 10-year notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices and are classified within level 1 of the fair value hierarchy. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method and market related interest rates and are classified within level 3 of the fair value hierarchy.
Loan advanced – contractor
The fair value of the contractor loan approximates its carrying amount, determined using the discounted cash flow method and market related interest rates and is classified within level 3 of the fair value hierarchy.